Leases - Amounts recognized in the consolidated statements of profit or loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
Interest on lease liabilities	€ 3,242	€ 2,797	€ 1,149
Depreciation	9,784	9,038	7,181
Income from sub-leasing right-of-use assets	(175)	(112)	(14)
Expenses relating to short-term or low value leases	347	844	941
Rent concessions	(195)	(53)	(30)
Total amount recognized in profit from continuing operations	€ 13,003	€ 12,514	€ 9,227